Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,501,753.03

Principal:
Principal Collections	$17,172,996.07
Prepayments in Full	$8,658,793.78
Liquidation Proceeds	$359,256.79
Recoveries	$74,104.38
Sub Total	$26,265,151.02
Collections	$27,766,904.05

Purchase Amounts:
Purchase Amounts Related to Principal	$343,078.90
Purchase Amounts Related to Interest	$1,749.52
Sub Total	$344,828.42

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,111,732.47

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	26
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,111,732.47
Servicing Fee	$416,207.09	$416,207.09	$0.00	$0.00	$27,695,525.38
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,695,525.38
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$27,695,525.38
Interest - Class A-3 Notes	$199,165.39	$199,165.39	$0.00	$0.00	$27,496,359.99
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$27,375,139.32
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,375,139.32
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$27,307,256.65
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,307,256.65
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$27,255,955.40
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,255,955.40
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$27,194,130.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,194,130.82
Regular Principal Payment	$25,684,435.15	$25,684,435.15	$0.00	$0.00	$1,509,695.67
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,509,695.67
Residual Released to Depositor	$0.00	$1,509,695.67	$0.00	$0.00	$0.00
Total		$28,111,732.47

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$25,684,435.15
Total					$25,684,435.15
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,684,435.15	$55.29	$199,165.39	$0.43	$25,883,600.54	$55.72
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$25,684,435.15	$15.95	$501,394.56	$0.31	$26,185,829.71	$16.26

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$265,553,855.91	0.5716983	$239,869,420.76	0.5164035
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$478,493,855.91	0.2971569	$452,809,420.76	0.2812062

Pool Information
Weighted Average APR	3.745%	3.740%
Weighted Average Remaining Term	33.62	32.88
Number of Receivables Outstanding	37,840	36,494
Pool Balance	$499,448,506.07	$472,506,697.05
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$478,493,855.91	$452,809,420.76
Pool Factor	0.3030309	0.2866845

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$8,240,883.66
Yield Supplement Overcollateralization Amount	$19,697,276.29
Targeted Overcollateralization Amount	$19,697,276.29
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$19,697,276.29

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		138	$407,683.48
(Recoveries)		119	$74,104.38
Net Loss for Current Collection Period			$333,579.10
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8015%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2035%
Second Prior Collection Period			0.3794%
Prior Collection Period			0.2105%
Current Collection Period			0.8237%
Four Month Average (Current and Prior Three Collection Periods)			0.4043%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,514	$8,238,972.15
(Cumulative Recoveries)			$1,157,760.47
Cumulative Net Loss for All Collection Periods			$7,081,211.68
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4296%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,825.20
Average Net Loss for Receivables that have experienced a Realized Loss			$1,568.72

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.73%	486	$8,174,633.96
61-90 Days Delinquent	0.18%	48	$865,913.21
91-120 Days Delinquent	0.08%	20	$380,796.63
Over 120 Days Delinquent	0.15%	40	$689,539.58
Total Delinquent Receivables	2.14%	594	$10,110,883.38

Repossession Inventory:
Repossessed in the Current Collection Period		16	$264,785.77
Total Repossessed Inventory		30	$609,634.61

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2983%
Prior Collection Period			0.3118%
Current Collection Period			0.2959%
Three Month Average			0.3020%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	26

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer